SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Non-controlling interest, beginning	$ 527,865
Net income (loss) attributable to non-controlling interest	4,936	$ 18,650	$ 71,644
Foreign currency translation adjustment	(2,309)
Non-controlling interest, ending	530,492	527,865
Xi'an DT [Member]
Non-controlling interest, beginning	483,037
Net income (loss) attributable to non-controlling interest	(9,312)
Foreign currency translation adjustment	(913)
Non-controlling interest, ending	472,812	483,037
Tianjin YHX [Member]
Non-controlling interest, beginning	44,828
Net income (loss) attributable to non-controlling interest	14,248
Foreign currency translation adjustment	(1,396)
Non-controlling interest, ending	$ 57,680	$ 44,828